Other income (expense) - Schedule of financial expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Cumulative catch-up adjustment, deferred royalty obligation	$ 5,417	$ 0	$ 5,288	$ 0
Deferred royalty obligation interest expense	5,829	5,545	11,575	11,687
Interest expense on lease obligations	131	130	262	183
Financial expense	15,857	8,801	26,145	18,018
Senior Secured Term Loan Facility
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense on debt instruments issued	4,480	0	9,020	0
Convertible Loans
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense on debt instruments issued	$ 0	$ 3,126	$ 0	$ 6,148